Document and Entity Information (USD $)	12 Months Ended
	Mar. 31, 2015	May 29, 2015	Sep. 30, 2014
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Entity Registrant Name	Clifton Bancorp Inc.
Entity Central Index Key	0001592329
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding		26,147,454
Entity Public Float			$ 328,600,146